Trade Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2019	December 31, 2018
Trade accounts payable and accruals	$1,307	$1,185
Capital project accruals	432	201
Payroll-related liabilities	274	361
Accrued interest	96	102
Commercial and government royalties	198	211
Customer deposits	46	67
Current portion of provisions (Note 23(a))	125	155
Settlement payables (Note 29(b))	16	45
Other	4	6
	$2,498	$2,333